REVENUE INFORMATION (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract liabilities balances	¥ 72,158	¥ 80,856	¥ 92,339